Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Redeemable Preferred Shares
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes from financing cash flows	$ 160,450
Fair value loss of the convertible redeemable preferred shares	79,984
Conversion to ordinary shares	(240,434)
Other Payables to Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	4	$ 4,688	$ 1,968
Changes from financing cash flows	(4)	19,722	2,720
Non-cash transaction		(24,374)
Foreign exchange movement		(32)
Ending balance		4	4,688
Lease liabilities [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	6,085	4,317	269
Additions of lease liabilities	(437)	6,840	4,280
Changes from financing cash flows	(2,602)	(5,056)	(219)
Interest expense	195	199	82
Interest paid classified as operating cash flows	(195)	(199)	(82)
Foreign exchange movement	327	(16)	(13)
Ending balance	$ 3,373	$ 6,085	$ 4,317